Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Outstanding Debt Obligations

The Company’s outstanding debt obligations as of March 31, 2025 and December 31, 2024, including related party components, are as follows (in thousands):

	March 31, 2025
	Unpaid Balance	Accrued Interest	Net Carrying Value
Term notes payable	$750	$382	$1,132
Promissory note	600	23	623
Total debt	$1,350	$405	$1,755
Less: current portion of long-term debt			(1,155)
Long-term debt, net of current portion			$600

	December 31, 2024
	Unpaid Balance	Accrued Interest	Net Carrying Value
Term notes payable	$2,200	$753	$2,953
Bridge loan payable	200	23	223
Promissory note	600	45	645
Total debt	$3,000	$821	$3,821
Less: current portion of long-term debt			(3,221)
Long-term debt, net of current portion			$600

The Company’s outstanding debt obligations as of December 31, 2024 and December 31, 2023, including related party components, are as follows (in thousands):

	December 31, 2024
	Unpaid Balance	Discount	Accrued Interest	Net Carrying Value
Term notes payable	$2,200	$—	$753	$2,953
Bridge loan payable	200	—	23	223
Promissory note	600	—	45	645
Total debt	$3,000	$—	$821	$3,821
Less: current portion of long-term debt				(3,221)
Long-term debt, net of current portion				$600

	December 31, 2023
	Unpaid Balance	Discount	Accrued Interest	Net Carrying Value
Term notes payable	$2,500	$(21)	$388	$2,867
Total debt	$2,500	$(21)	$388	$2,867
Less: current portion of long-term debt				(807)
Long-term debt, net of current portion				$2,060

Schedule of Maturities of Outstanding Debt

Scheduled maturities of outstanding debt, net of discounts as of March 31, 2025 are as follows (in thousands):

Year Ending December 31:
2025 (April — December)	$750
2026	—
2027	600
2028 and thereafter	—
Plus: accrued interest	405
Total debt	$1,755

Scheduled maturities of outstanding debt, net of discounts as of December 31, 2024 are as follows (in thousands):

Year Ending December 31:
2025	$2,400
2026	—
2027	600
2028 and thereafter	—
Plus: accrued interest	821
Total debt	$3,821